Short-Term Investment - Schedule of Short-Term Investment (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)	Jun. 30, 2026 USD ($)
Short-Term Investment [Abstract]
Cost	¥ 121,549,685	¥ 121,549,685
Unrealized gain	7,877,910	8,850,627
Aggregate fair value	¥ 129,427,595	¥ 130,400,312	$ 19,075,267